Stockholders' Equity - Schedule of Transactions from Employee Option and Share Plans (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Total shares in treasury at beginning of year	3,915,144
Total cost	$ 57
Shares acquired under repurchase program	1,843,694
Average price in $ per share	$ 21.70
Amount paid	40	57
Shares delivered	3,032,838
Average price in $ per share	$ 12.97
Amount received	15
Total shares in treasury at end of year	2,726,000	3,915,144
Total cost	$ 58	$ 57